Financial Risk Management and Financial Instruments - Fair Value of Financial Instruments (Details) - Foreign currency forward - Currency risk - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative liabilities	$ 5	$ 0
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Derivative assets	0	257
Derivative liabilities	$ 78	$ 0